UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.18%
Accommodation - 1.01%
Civeo Corp.	460	$11,688
Marriott International, Inc.	28,634	1,987,200
Pinnacle Entertainment, Inc. (a)	1,620	40,484
Wyndham Worldwide Corp.	2,287	185,110
		2,224,482
Administrative and Support Services - 2.45%
AECOM Technology Corp. (a)	5,387	203,844
Alliance Data Systems Corp. (a)	6,939	1,836,337
Baker Hughes, Inc.	16,187	1,119,169
Dun & Bradstreet Corp.	5,492	644,651
JGWPT Holdings, Inc. (a)	1,576	21,276
Liquidity Services, Inc. (a)	2,191	33,391
Priceline Group, Inc. (a)	1,030	1,281,639
TripAdvisor, Inc. (a)	2,732	270,714
		5,411,021
Air Transportation - 2.01%
Alaska Air Group, Inc.	14,908	690,837
American Airlines Group, Inc.	72,514	2,821,520
Delta Air Lines, Inc.	2,223	87,986
PHI, Inc. (a)	1,687	72,136
SkyWest, Inc.	1,720	15,428
Southwest Airlines Co.	21,527	689,079
Spirit Airlines, Inc. (a)	363	25,552
United Continental Holdings, Inc. (a)	791	37,660
		4,440,198
Ambulatory Health Care Services - 0.39%
Air Methods Corp. (a)	1,410	82,710
Chemed Corp.	7,375	778,874
		861,584
Amusement, Gambling, and Recreation Industries - 0.01%
Las Vegas Sands Corp.	467	31,060

Animal Production and Aquaculture - 0.32%
Cal-Maine Foods, Inc.	8,879	702,418

Apparel Manufacturing - 0.51%
VF Corp.	17,664	1,132,616

Beverage and Tobacco Product Manufacturing - 3.29%
Altria Group, Inc.	7,548	325,168
Coca-Cola Co.	30,562	1,275,047
Coca-Cola Enterprises, Inc.	34,332	1,640,383
Constellation Brands, Inc. (a)	25,068	2,183,172
Lorillard, Inc.	915	54,625
PepsiCo, Inc.	12,730	1,177,398
Reynolds American, Inc.	10,241	598,791
		7,254,584
Broadcasting (except Internet) - 2.94%
Comcast Corp.	37,367	2,045,096
DIRECTV (a)	6,876	594,430
Liberty Ventures (a)	614	23,387
Nexstar Broadcasting Group, Inc.	12,080	551,331
Sinclair Broadcast Group, Inc.	1,075	31,229
Starz (a)	17,794	556,774
Time Warner Cable, Inc.	3,164	468,051
Viacom, Inc.	12,856	1,043,265
Walt Disney Co.	13,007	1,169,069
		6,482,632

Building Material and Garden Equipment and Supplies Dealers - 1.30%
Home Depot, Inc.	30,679	2,868,487

Capital Goods - 0.01%
NOW, Inc. (a)	813	26,853

Chemical Manufacturing - 10.31%
Abbott Laboratories	548	23,147
AbbVie, Inc.	25,569	1,413,454
Actavis PLC (a)(b)	15,042	3,414,233
Allergan, Inc.	806	131,926
Alnylam Pharmaceuticals, Inc. (a)	216	15,049
Celgene Corp. (a)	27,194	2,583,974
E.I. du Pont de Nemours & Co.	579	38,278
Eastman Chemical Co.	4,158	342,910
Gilead Sciences, Inc. (a)	46,684	5,022,265
Innophos Holdings, Inc.	493	28,668
Jazz Pharmaceuticals PLC (a)(b)	5,852	953,408
Johnson & Johnson	13,375	1,387,389
LyondellBasell Industries NV (b)	28,583	3,268,466
Mallinckrodt PLC (a)(b)	10,877	886,369
Medifast, Inc. (a)	3,021	101,506
Monsanto Co.	587	67,887
The Mosaic Co.	494	23,593
Mylan, Inc. (a)	5,163	250,922
Olin Corp.	9,574	261,274
PDL BioPharma, Inc.	29,730	299,976
PPG Industries, Inc.	2,312	475,948
Salix Pharmaceuticals Ltd. (a)	4,462	709,949
USANA Health Sciences, Inc. (a)	2,972	217,045
Westlake Chemical Corp.	8,596	834,929
		22,752,565
Clothing and Clothing Accessories Stores - 1.25%
Buckle, Inc.	1,340	65,901
Dillard's, Inc.	3,032	346,618
DSW, Inc.	1,010	31,249
Hanesbrands, Inc.	12,300	1,262,964
Ross Stores, Inc.	3,971	299,493
TJX Companies, Inc.	12,578	749,775
		2,756,000
Computer and Electronic Product Manufacturing - 11.65%
Alliance Fiber Optic Products, Inc.	9,358	138,686
Apple, Inc.	110,394	11,315,385
Applied Materials, Inc.	21,678	500,870
ARRIS Group, Inc. (a)	33,325	1,020,078
Atmel Corp. (a)	7,982	70,721
Avago Technologies Ltd (b)	11,473	941,819
EMC Corp.	3,722	109,911
Freescale Semiconductor Ltd. (a)(b)	1,264	26,607
Harman International Industries, Inc.	764	87,921
Harris Corp.	14,076	1,004,886
Illumina, Inc. (a)	5,522	990,426
Intel Corp.	24,881	868,845
Loral Space & Communications, Inc. (a)	2,615	195,916
Measurement Specialties, Inc. (a)	10,105	867,211
Micron Technology, Inc. (a)	4,807	156,708
Motorola Solutions, Inc.	562	33,383
OSI Systems, Inc. (a)	3,467	241,858
QUALCOMM, Inc.	22,074	1,679,831
Roper Industries, Inc.	213	32,069
SanDisk Corp.	15,665	1,534,543
Skyworks Solutions, Inc.	1,446	81,930
St. Jude Medical, Inc.	20,072	1,316,522
TTM Technologies, Inc. (a)	11,530	88,204
Western Digital Corp.	23,192	2,389,008
		25,693,338

Construction of Buildings - 0.06%
Beazer Homes USA, Inc. (a)	3,065	57,775
NVR, Inc. (a)	58	68,045
		125,820
Couriers and Messengers - 0.03%
United Parcel Service, Inc.	652	63,459

Credit Intermediation and Related Activities - 5.13%
American Express Co.	5,699	510,345
Ameriprise Financial, Inc.	41,322	5,196,655
Bank of the Ozarks, Inc.	744	23,771
Discover Financial Services	11,203	698,731
Encore Capital Group, Inc. (a)	10,153	450,692
FleetCor Technologies, Inc. (a)	5,434	780,811
Heartland Payment Systems, Inc.	854	40,796
Nationstar Mortgage Holdings, Inc. (a)	3,260	114,100
Ocwen Financial Corp. (a)	6,522	182,225
Regional Management Corp. (a)	2,307	39,219
Visa, Inc.	10,413	2,212,971
Wells Fargo & Co.	14,808	761,723
World Acceptance Corp. (a)	3,951	309,521
		11,321,560
Data Processing, Hosting and Related Services - 0.49%
DST Systems, Inc.	11,521	1,069,264
Liberty TripAdvisor Holdings, Inc. (a)	614	21,963
		1,091,227
Diversified Financials - 0.02%
Springleaf Holdings, Inc. (a)	1,114	37,074

Electrical Equipment, Appliance, and Component Manufacturing - 0.42%
AO Smith Corp.	457	22,429
EnerSys	730	46,932
Spectrum Brands Holdings, Inc.	297	25,720
Whirlpool Corp.	5,440	832,429
		927,510
Electronics and Appliance Stores - 0.50%
Conn's, Inc. (a)	5,211	233,609
REX American Resources Corp. (a)	8,069	862,011
		1,095,620
Fabricated Metal Product Manufacturing - 0.53%
Park-Ohio Holdings Corp.	17,278	1,002,815
Smith & Wesson Holding Corp. (a)	2,085	23,081
Sturm Ruger & Co, Inc.	2,846	143,467
		1,169,363
Food and Beverage Stores - 0.20%
Core-Mark Holding Co., Inc.	9,140	440,182

Food Manufacturing - 2.17%
Bunge Ltd. (b)	6,298	533,126
Darling Ingredients, Inc. (a)	8,629	166,367
Ingredion, Inc.	323	25,762
Keurig Green Mountain, Inc.	1,398	186,381
Kraft Foods Group, Inc.	1,138	67,028
Mondelez International, Inc.	1,050	38,000
Omega Protein Corp. (a)	12,223	184,201
Pilgrim's Pride Corp. (a)	65,344	1,951,825
Sanderson Farms, Inc.	17,574	1,640,006
		4,792,696
Food Services and Drinking Places - 1.05%
Buffalo Wild Wings, Inc. (a)	134	19,798
Chipotle Mexican Grill, Inc. (a)	475	322,359
Cracker Barrel Old Country Store, Inc.	14,788	1,484,863
Jack in the Box, Inc.	7,429	441,654

McDonald's Corp.	220	20,618
Papa John's International, Inc.	546	21,622
		2,310,914
Furniture and Related Product Manufacturing - 0.11%
Fortune Brands Home & Security, Inc.	501	21,648
Patrick Industries, Inc. (a)	4,331	180,560
Select Comfort Corp. (a)	1,476	33,018
		235,226
General Merchandise Stores - 1.87%
Dollar General Corp. (a)	16,044	1,026,656
Macy's, Inc.	6,271	390,621
Wal-Mart Stores, Inc.	35,793	2,702,371
		4,119,648
Health and Personal Care Stores - 2.44%
CVS Health Corp.	10,581	840,660
Express Scripts Holding Co. (a)	10,163	751,351
McKesson Corp.	15,629	3,048,124
Walgreen Co.	12,437	752,687
		5,392,822
Heavy and Civil Engineering Construction - 0.17%
MasTec, Inc. (a)	6,928	211,304
Primoris Services Corp.	5,399	156,787
		368,091
Hospitals - 0.21%
HCA Holdings, Inc. (a)	5,118	357,339
Tenet Healthcare Corp. (a)	1,710	104,618
		461,957
Insurance Carriers and Related Activities - 7.24%
Allied World Assurance Co. Holdings AG (b)	85,038	3,145,556
AmTrust Financial Services, Inc.	13,581	597,971
Argo Group International Holdings Ltd. (b)	10,055	529,295
Cigna Corp.	13,167	1,245,598
Endurance Specialty Holdings Ltd. (b)	928	53,889
Greenlight Capital Re. Ltd. (a)(b)	98,075	3,355,146
Hanover Insurance Group, Inc.	1,761	111,736
Prudential Financial, Inc.	20,643	1,851,677
Reinsurance Group of America, Inc.	8,347	692,634
Travelers Companies, Inc.	10,237	969,546
Universal Insurance Holdings, Inc.	45,433	629,701
Validus Holdings Ltd. (b)	55,614	2,175,064
WellPoint, Inc.	5,259	612,726
		15,970,539
Leather and Allied Product Manufacturing - 0.21%
Iconix Brand Group, Inc. (a)	9,401	391,364
NIKE, Inc.	967	75,958
		467,322
Machinery Manufacturing - 1.36%
Cummins, Inc.	3,251	471,753
Deere & Co.	4,745	399,007
KLA-Tencor Corp.	9,973	762,137
Lam Research Corp.	10,778	775,046
National Oilwell Varco, Inc.	3,253	281,157
Oil States International, Inc. (a)	230	14,846
Scientific Games Corp. (a)	2,101	21,325
United Technologies Corp.	1,634	176,439
Zebra Technologies Corp. (a)	1,277	99,644
		3,001,354
Management of Companies and Enterprises - 0.44%
American Equity Investment Life Holding Co.	37,949	938,858
EchoStar Corp. (a)	470	23,702
		962,560
Materials - 0.02%
Olympic Steel, Inc.	2,375	57,095

Merchant Wholesalers, Durable Goods - 2.26%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	35,150
Anixter International, Inc.	4,305	384,135
Arrow Electronics, Inc. (a)	17,635	1,097,779
Covidien PLC (b)	11,101	963,900
Delphi Automotive PLC (b)	6,937	482,677
DXP Enterprises, Inc. (a)	5,436	435,532
HD Supply Holdings, Inc. (a)	1,255	34,852
Henry Schein, Inc. (a)	361	43,208
LKQ Corp. (a)	17,220	489,048
O'Reilly Automotive, Inc. (a)	1,636	255,183
Tessco Technologies, Inc.	23,906	770,012
		4,991,476
Merchant Wholesalers, Nondurable Goods - 0.15%
Herbalife Ltd. (b)	816	41,600
Nu Skin Enterprises, Inc.	6,630	296,493
		338,093
Mining (except Oil and Gas) - 0.03%
US Silica Holdings, Inc.	837	60,105

Miscellaneous Manufacturing - 1.03%
3M Co.	4,752	684,288
Becton Dickinson & Co.	375	43,939
CR Bard, Inc.	202	29,985
Zimmer Holdings, Inc.	15,294	1,518,847
		2,277,059
Miscellaneous Store Retailers - 0.16%
1-800-Flowers.com, Inc. (a)	38,757	199,599
Cash America International, Inc.	1,597	71,290
PetSmart, Inc.	1,026	73,431
		344,320
Motion Picture and Sound Recording Industries - 0.81%
Carmike Cinemas, Inc. (a)	9,321	315,702
Cinemark Holdings, Inc.	8,730	308,082
Lions Gate Entertainment Corp. (b)	17,844	578,324
NetFlix, Inc. (a)	1,224	584,631
		1,786,739
Motor Vehicle and Parts Dealers - 1.26%
Asbury Automotive Group, Inc. (a)	14,924	1,039,904
AutoZone, Inc. (a)	197	106,152
Group 1 Automotive, Inc.	5,740	460,118
Lithia Motors, Inc.	13,459	1,176,586
		2,782,760
Nonmetallic Mineral Product Manufacturing - 0.01%
USG Corp. (a)	860	24,914

Nonstore Retailers - 0.07%
eBay, Inc. (a)	2,537	140,804
GNC Holdings, Inc.	457	17,343
		158,147
Oil and Gas Extraction - 2.49%
Bill Barrett Corp. (a)	2,784	63,392
Cabot Oil & Gas Corp.	3,912	131,208
Carrizo Oil & Gas, Inc. (a)	4,344	272,456
Concho Resources, Inc. (a)	591	83,946
Continental Resources, Inc. (a)	4,736	763,869
Diamondback Energy, Inc. (a)	17,136	1,479,694
EOG Resources, Inc.	11,898	1,307,352
Helmerich & Payne, Inc.	11,632	1,221,942
Jones Energy, Inc. (a)	1,902	36,556
Occidental Petroleum Corp.	210	21,783
SM Energy Co.	1,332	118,601
		5,500,799
Other Information Services - 4.02%
Facebook, Inc. (a)	21,686	1,622,547
Google, Inc. (a)	12,532	7,163,291

Liberty Global PLC - Class A (a)(b)	571	25,372
Liberty Global PLC - Class C (a)(b)	1,449	60,757
		8,871,967
Paper Manufacturing - 0.74%
Clearwater Paper Corp. (a)	355	24,566
International Paper Co.	5,915	286,582
Kimberly-Clark Corp.	209	22,572
PH Glatfelter Co.	14,348	357,696
Rock-Tenn Co.	3,970	195,165
Schweitzer-Mauduit International, Inc.	17,148	734,620
Veritiv Corp. (a)	113	5,031
		1,626,232
Performing Arts, Spectator Sports, and Related Industries - 0.01%
Boyd Gaming Corp. (a)	2,079	22,141

Petroleum and Coal Products Manufacturing - 0.35%
CVR Energy, Inc.	541	26,850
Western Refining, Inc.	15,926	741,037
		767,887
Pipeline Transportation - 1.67%
Targa Resources Corp.	26,439	3,689,562

Plastics and Rubber Products Manufacturing - 0.64%
Goodyear Tire & Rubber Co.	50,929	1,322,626
Jarden Corp. (a)	1,441	86,158
		1,408,784
Primary Metal Manufacturing - 0.09%
Belden, Inc.	543	39,677
Global Brass & Copper Holdings, Inc.	1,779	27,486
Handy & Harman Ltd. (a)	5,222	136,764
		203,927
Printing and Related Support Activities - 0.02%
Deluxe Corp.	768	45,734

Professional, Scientific, and Technical Services - 3.60%
Accenture PLC (b)	2,481	201,110
Amgen, Inc.	3,682	513,197
Biogen Idec, Inc. (a)	2,110	723,814
Booz Allen Hamilton Holding Corp.	12,866	285,368
Broadridge Financial Solutions, Inc.	987	41,987
CACI International, Inc. (a)	4,293	309,611
iGATE Corp. (a)	1,126	42,135
International Business Machines Corp.	13,487	2,593,550
Liberty Tax, Inc. (a)	3,505	118,784
MasterCard, Inc.	33,957	2,574,280
Mistras Group, Inc. (a)	5,028	107,901
Syntel, Inc. (a)	970	86,689
Towers Watson & Co.	2,860	313,542
WEX, Inc. (a)	255	28,981
		7,940,949
Publishing Industries (except Internet) - 3.96%
ePlus, Inc. (a)	3,643	213,006
Mcgraw Hill Financial, Inc.	356	28,882
Microsoft Corp.	100,688	4,574,256
News Corp. (a)	10,508	185,203
Oracle Corp.	42,407	1,761,163
SS&C Technologies Holdings, Inc. (a)	4,216	190,816
TIBCO Software, Inc. (a)	2,889	60,207
Twenty-First Century Fox, Inc.	48,564	1,720,137
		8,733,670
Rail Transportation - 0.61%
CSX Corp.	10,694	330,552
Union Pacific Corp.	9,582	1,008,697
		1,339,249

Real Estate - 0.70%
Avis Budget Group, Inc. (a)	17,930	1,210,454
Zillow, Inc. (a)	2,269	325,511
		1,535,965
Rental and Leasing Services - 2.17%
Aircastle Ltd. (b)	22,939	438,594
AMERCO	3,045	845,932
CAI International, Inc. (a)	1,210	23,462
Hertz Global Holdings, Inc. (a)	1,117	33,007
Textainer Group Holdings Ltd. (b)	6,611	233,236
United Rentals, Inc. (a)	27,245	3,205,374
		4,779,605
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.38%
BlackRock, Inc.	76	25,120
HCI Group, Inc.	8,392	353,387
NASDAQ OMX Group, Inc.	9,402	408,705
Virtus Investment Partners, Inc.	101	22,593
Waddell & Reed Financial, Inc.	550	29,975
		839,780
Specialty Trade Contractors - 0.08%
Erickson Air-Crane, Inc. (a)	13,741	181,519

Support Activities for Mining - 1.06%
Atwood Oceanics, Inc.	17,256	852,619
Rowan Companies PLC (b)	3,601	109,182
Schlumberger Ltd. (b)	12,483	1,368,636
		2,330,437
Support Activities for Transportation - 0.29%
Expedia, Inc.	6,673	573,211
Tidewater, Inc.	1,495	76,050
		649,261
Telecommunications - 0.78%
j2 Global, Inc.	8,975	479,714
Level 3 Communications, Inc. (a)	975	43,836
Shenandoah Telecommunications Co.	1,010	27,896
Ubiquiti Networks, Inc.	871	39,509
Verizon Communications, Inc.	22,628	1,127,327
		1,718,282
Transportation Equipment Manufacturing - 7.41%
American Railcar Industries, Inc.	2,673	213,038
Arctic Cat, Inc.	2,169	80,296
Boeing Co.	10,953	1,388,841
BorgWarner, Inc.	354	22,015
Dana Holding Corp.	993	23,067
Eaton Corp. PLC (b)	295	20,594
Greenbrier Companies, Inc.	4,311	308,323
Honeywell International, Inc.	491	46,758
Huntington Ingalls Industries, Inc.	35,084	3,582,427
Lear Corp.	52,249	5,283,941
Lockheed Martin Corp.	27,853	4,846,422
Polaris Industries, Inc.	1,071	155,702
TAL International Group, Inc.	4,463	197,265
Tenneco, Inc. (a)	635	40,691
Tower International, Inc. (a)	1,078	36,145
Trinity Industries, Inc.	2,273	109,968
		16,355,493
Utilities - 0.02%
ITC Holdings Corp.	1,161	43,363

Water Transportation - 0.19%
Royal Caribbean Cruises Ltd. (b)	6,495	414,121

TOTAL COMMON STOCKS (Cost $162,240,488)		218,812,217

EXCHANGE-TRADED FUNDS - 0.65%
iShares Russell 1000 Growth Index Fund	12,200	1,137,650
Vanguard Small-Cap ETF	2,440	285,163
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,409,947)		1,422,813

SHORT-TERM INVESTMENTS - 0.12%
Money Market Fund - 0.12%
Wells Fargo Advantage Government Money Market Fund	263,112	263,112
TOTAL SHORT-TERM INVESTMENTS (Cost $263,112)		263,112

Total Investments (Cost $163,913,547) - 99.95%		220,498,142
Other Assets in Excess of Liabilities - 0.05%		118,429
TOTAL NET ASSETS - 100.00%		$220,616,571

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.37%
Australia - 9.61%
AGL Energy Ltd.	995	$13,113
APA Group	65,284	472,900
Aurizon Holdings Ltd.	6,783	30,249
Bank of Queensland Ltd.	115,843	1,362,562
BHP Billiton Ltd.	3,407	117,490
Caltex Australia Ltd.	41,815	1,114,242
Crown Resorts Ltd.	18,916	279,407
CSL Ltd.	9,077	626,845
Flight Centre Travel Group Ltd.	8,842	387,596
Fortescue Metals Group Ltd.	6,854	26,773
Harvey Norman Holdings Ltd.	160,656	533,240
Incitec Pivot Ltd.	6,791	19,684
Insurance Australia Group Ltd.	169,875	1,026,996
Macquarie Group Ltd.	3,257	177,589
Qantas Airways Ltd. (a)	23,419	32,195
QBE Insurance Group Ltd.	2,749	29,616
Ramsay Health Care Ltd.	44,113	2,142,075
REA Group Ltd.	11,065	495,868
Sonic Healthcare Ltd.	6,174	101,709
Suncorp Group Ltd.	55,916	754,130
Sydney Airport	193,415	800,865
Treasury Wine Estates Ltd.	134,652	644,532
Wesfarmers Ltd.	10,140	410,504
Woodside Petroleum Ltd.	785	31,327
Woolworths Ltd.	5,055	170,861
		11,802,368
Belgium - 1.79%
Anheuser-Busch InBev NV	10,242	1,142,531
KBC Groep NV (a)	16,598	946,363
UCB SA	1,154	111,709
		2,200,603
Bermuda - 1.17%
Cheung Kong Infrastructure Holdings Ltd.	144,802	1,046,130
First Pacific Co. Ltd.	339,143	394,843
		1,440,973
Cayman Islands - 2.75%
AAC Technologies Holdings, Inc.	503,487	3,283,435
Sands China Ltd.	15,484	100,805
		3,384,240
Denmark - 9.03%
AP Moller - Maersk A/S	365	916,949
Coloplast A/S	18,468	1,536,077
Danske Bank A/S	59,961	1,688,352
Novo Nordisk A/S	28,844	1,322,953
Pandora A/S	31,955	2,396,441
Tryg A/S	179	17,808
Vestas Wind System A/S (a)	75,786	3,212,098
		11,090,678
Finland - 0.83%
Neste Oil OYJ	702	13,744
Pohjola Bank PLC	21,462	450,505
Stora Enso OYJ	63,266	552,177
		1,016,426

France - 8.20%
Aeroports de Paris	2,994	398,181
Arkema SA	5,997	450,371
AtoS	2,165	165,333
Bureau Veritas SA	7,760	184,483
Credit Agricole SA	156,912	2,328,659
Danone SA	2,781	194,204
Dassault Systemes	2,934	194,448
Essilor International SA	1,617	171,569
Iliad SA	419	92,104
Imerys SA	886	70,869
Legrand SA	1,384	76,534
L'Oreal SA	1,861	308,228
Natixis SA	68,728	483,601
Pernod-Ricard SA	2,332	275,118
Remy Cointreau SA	4,671	371,390
Safran SA	10,641	697,724
Schneider Electric SE	2,937	248,467
Societe BIC SA	2,222	301,951
Societe Television Francaise 1	15,176	228,397
Technip SA	2,194	203,147
Valeo SA	4,922	595,052
Wendel SA	620	74,864
Zodiac Aerospace	60,060	1,960,073
		10,074,767
Germany - 8.46%
Bayer AG	6,397	859,780
Bayerische Motoren Werke AG - Ordinary Shares	6,187	722,072
Bayerische Motoren Werke AG - Preference Shares	3,666	351,286
Continental AG	4,446	951,539
GEA Group AG	1,632	74,070
Henkel AG & Co. KGaA - Ordinary Shares	5,764	548,570
Hugo Boss AG	98	13,752
Kabel Deutschland Holding AG	7,275	1,028,807
Muenchener Rueckversicherungs AG	2,831	568,394
Porsche Automobil Holding SE	28,359	2,588,180
ProSiebenSat.1 Media AG	3,845	154,185
United Internet AG	13,422	579,126
Volkswagen AG - Ordinary Shares	8,703	1,955,395
		10,395,156
Guernsey - 0.07%
Friends Life Group Ltd.	15,902	81,072

Hong Kong - 3.03%
Galaxy Entertainment Group Ltd.	490,951	3,696,550
SJM Holdings Ltd.	11,291	28,394
		3,724,944
Ireland - 0.26%
Bank of Ireland (a)	39,445	15,787
James Hardie Industries PLC	21,041	252,179
Perrigo Co. PLC	334	49,679
		317,645
Israel - 1.18%
Delek Group Ltd.	2,047	746,162
Mizrahi Tefahot Bank Ltd. (a)	56,633	695,813
Teva Pharmaceutical Industries Ltd.	264	13,862
		1,455,837

Italy - 3.88%
Exor SpA	19,596	780,437
Fiat SpA (a)	115,853	1,133,053
Luxottica Group SpA	1,899	101,403
UniCredit SpA	209,249	1,622,839
Unione di Banche Italiane SCpA	144,428	1,129,891
		4,767,623
Japan - 12.93%
Asahi Kasei Corp.	34,471	276,610
Bandai Namco Holdings, Inc.	3,149	88,182
Bridgestone Corp.	393	13,498
Brother Industries Ltd.	725	14,072
Calbee, Inc.	27,656	955,263
Casio Computer Co. Ltd.	935	16,320
Fuji Electric Co. Ltd.	79,142	383,275
Fuji Heavy Industries Ltd.	74,744	2,128,729
Fujitsu Ltd.	1,900	13,049
Hakuhodo DY Holdings, Inc.	7,400	76,577
IHI Corporation	21,612	101,963
ITOCHU Corp.	115,960	1,475,587
Japan Airlines Co. Ltd.	35,108	1,974,469
KDDI Corp.	3,400	196,470
Keisei Electric Railway Co. Ltd.	4,208	43,583
Koito Manufacturing Co. Ltd.	1,931	52,802
Mabuchi Motor Co. Ltd.	1,139	96,881
Nagoya Railroad Co. Ltd.	3,535	14,620
NGK Spark Plug Co. Ltd.	1,795	52,412
Nippon Paint Holdings Co. Ltd.	144,171	3,574,837
Nissin Foods Holdings Co. Ltd.	1,237	70,898
Omron Corp.	321	13,936
Otsuka Holdings Co. Ltd.	413	15,025
Panasonic Corp.	1,138	13,913
Seiko Epson Corp.	6,021	305,904
Sekisui House Ltd.	1,049	13,190
Seven Bank Ltd.	15,899	64,544
Shimizu Corp.	359,211	2,970,666
Showa Shell Sekiyu KK	53,313	572,463
SoftBank Corp.	195	14,090
Sumitomo Rubber Industries Ltd.	955	13,658
Suruga Bank Ltd.	9,199	174,904
Toyota Motor Corp.	232	13,238
USS Co. Ltd.	4,580	75,554
Yamaha Corp.	919	13,208
		15,894,390
Jersey - 0.26%
Wolseley PLC	5,831	313,823

Luxembourg - 0.01%
Tenaris SA	636	14,053

Netherlands - 5.34%
Airbus Group NV	30,081	1,850,986
Akzo Nobel NV	446	31,535
Gemalto NV	5,833	571,469
Heineken Holding NV	16,716	1,154,408
Heineken NV	14,853	1,130,826
ING Groep NV (a)	92,356	1,271,089
Koninklijke Ahold NV	3,389	57,901
Koninklijke Boskalis Westminster NV	1,361	78,411
Koninklijke Vopak NV	2,513	128,931

STMicroelectronics NV	12,576	105,640
Unilever NV	4,421	183,849
		6,565,045
Norway - 2.18%
Norsk Hydro ASA	453,697	2,672,830

Portugal - 0.00%
Banco Espirito Santo SA (a)	36,955	5,827

Singapore - 2.06%
ComfortDelGro Corp. Ltd.	916,785	1,842,263
Fraser & Neave Ltd.	125,738	301,198
Keppel Corp. Ltd.	28,595	249,377
Olam International Ltd.	6,913	14,661
StarHub Ltd.	38,927	129,269
		2,536,768
Spain - 2.23%
Abertis Infraestructuras SA	22,850	480,873
Ferrovial SA	685	13,943
Grifols SA - Class B	5,348	212,268
Red Electrica Corp. SA	22,723	1,912,756
Telefonica SA	7,922	125,681
		2,745,521
Sweden - 3.96%
Assa Abloy AB	694	35,135
Holmen AB	22,133	706,662
Industrivarden AB	22,655	408,782
Investor AB	75,615	2,808,138
Svenska Cellulosa AB	562	13,520
Swedbank AB	34,876	888,925
		4,861,162
Switzerland - 11.09%
Actelion Ltd.	3,410	418,686
Aryzta AG	34,195	3,124,082
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	50	262,222
Chocoladefabriken Lindt & Spruengli AG - Registered Shares	1	62,702
Cie Financiere Richemont SA	2,081	198,795
Coca-Cola HBC AG	1,286	30,218
Credit Suisse Group AG	70,833	1,998,335
EMS-Chemie Holding AG	2,820	1,226,170
Lonza Group AG	14,437	1,655,571
Nestle SA	1,583	122,791
Roche Holdings AG	4,233	1,236,281
Swatch Group AG	138	14,154
Swiss Re AG	39,997	3,279,361
		13,629,368
United Kingdom - 9.05%
3i Group PLC	182,706	1,194,048
Aberdeen Asset Management PLC	280,126	2,025,738
ARM Holdings PLC	7,277	117,600
Associated British Foods PLC	24,619	1,171,065
Babcock International Group PLC	30,121	561,010
BHP Billiton PLC	1,508	47,534
British American Tobacco PLC	5,377	317,903
BT Group PLC	134,877	867,166
Bunzl PLC	26,253	717,671
Croda International PLC	1,363	49,381
Fresnillo PLC	14,431	230,871
GKN PLC	4,706	27,441

GlaxoSmithKline PLC	5,669	138,548
Hargreaves Lansdown PLC	8,814	164,225
Imperial Tobacco Group PLC	5,938	259,162
Intertek Group PLC	1,145	53,243
ITV PLC	41,951	147,080
Kingfisher PLC	2,816	14,216
Lloyds Banking Group PLC (a)	236,383	299,642
London Stock Exchange Group PLC	6,424	218,210
Meggitt PLC	7,499	58,688
Melrose Industries PLC	24,602	111,485
Next PLC	11,157	1,314,646
Rexam PLC	5,929	49,953
Rio Tinto PLC	1,017	54,379
Rio Tinto PLC - ADR	4,429	238,014
Rolls-Royce Holdings PLC - Ordinary Shares (a)	17,145	290,927
Schroders PLC	4,964	201,042
Tate & Lyle PLC	5,289	59,404
Tesco PLC	9,663	36,936
Weir Group PLC	1,736	76,222
		11,113,450
TOTAL COMMON STOCKS (Cost $98,902,345)		122,104,569

EXCHANGE-TRADED FUNDS - 0.07%
iShares MSCI EAFE ETF	1,300	86,723
TOTAL EXCHANGE-TRADED FUNDS (Cost $86,680)		86,723

RIGHTS - 0.00%
AGL Energy Ltd.	199	510
TOTAL RIGHTS (Cost $603)		510

SHORT-TERM INVESTMENTS - 0.13%
Money Market Fund - 0.13%
Wells Fargo Advantage Government Money Market Fund	160,951	160,951
TOTAL SHORT-TERM INVESTMENTS (Cost $160,951)		160,951

Total Investments (Cost $99,150,579) - 99.57%		122,352,753
Other Assets in Excess of Liabilities - 0.43%		529,864
TOTAL NET ASSETS - 100.00%		$122,882,617

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is the designation for a Norwegian public limited company.
KK	Kabushiki Kaishi is a Japanese term for a joint stock company.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SCpA	Società Consortile per Azioni is an Italian term for an Italian consortium joint-stock company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 14.18%
Austria - 0.76%
BUWOG AG (a)	2,475	$48,165
CA Immobilien Anlagen AG	9,967	206,132
IMMOFINANZ AG	26,224	82,180
		336,477
Bermuda - 0.93%
Hongkong Land Holdings Ltd.	60,302	413,161

Canada - 2.54%
Brookfield Asset Management, Inc. (a)	23,203	1,108,614
Brookfield Property Partners LP (a)	1,083	22,919
		1,131,533
Hong Kong - 2.08%
Hysan Development Co. Ltd.	19,890	97,540
Wheelock & Co. Ltd.	157,882	827,135
		924,675
Japan - 2.54%
Hulic Co. Ltd.	4,366	49,628
Mitsui Fudosan Co. Ltd.	33,863	1,080,591
		1,130,219
Jersey - 0.05%
Atrium Eurpopean Real Estate Ltd.	4,309	23,553

New Zealand - 0.21%
Argosy Property Ltd.	110,786	94,520

Philippines - 0.49%
Ayala Land, Inc.	170,998	129,547
SM Prime Holdings, Inc.	235,784	87,547
		217,094
Singapore - 1.35%
CapitaLand Ltd.	57,661	153,183
United Industrial Corp. Ltd.	167,621	449,566
		602,749
Sweden - 1.62%
Fabege AB	4,303	56,612
Kungsleden AB	97,605	662,865
		719,477
Switzerland - 0.62%
PSP Swiss Property AG	1,346	121,722
Swiss Prime Site AG	1,932	154,280
		276,002
United Kingdom - 0.98%
Capital & Counties Properties PLC	78,394	435,773
TOTAL COMMON STOCKS (Cost $6,000,079)		6,305,233

REAL ESTATE INVESTMENT TRUSTS - 83.65%
Australia - 7.47%
Abacus Property Group	15,972	40,285
Astro Japan Property Group	54,816	219,117

BWP Trust	63,047	155,478
CFS Retail Property Trust Group	208,707	419,532
Charter Hall Retail Real Estate Investment Trust	9,392	34,854
Dexus Property Group	314,029	353,640
Goodman Group	81,156	423,398
GPT Group	57,846	215,670
Investa Office Fund	25,394	87,097
Scentre Group (a)	324,224	1,038,636
Westfield Corp. (a)	47,274	336,435
		3,324,142
Belgium - 0.31%
Befimmo SA	1,217	98,328
Cofinimmo SA	312	38,505
		136,833
Canada - 1.76%
Artis Real Estate Investment Trust (a)	1,631	23,881
Boardwalk Real Estate Investment Trust (a)	368	23,306
Calloway Real Estate Investment Trust (a)	23,316	571,910
Canadian Apartment Properties Real Estate Investment Trust (a)	1,413	30,929
H&R Real Estate Investment Trust (a)	1,125	23,932
RioCan Real Estate Investment Trust	4,414	109,974
		783,932
France - 3.22%
Fonciere Des Regions	3,390	343,183
Gecina SA	4,160	587,965
Klepierre	1,026	48,884
Unibail-Rodamco SE	1,687	453,359
		1,433,391
Hong Kong - 2.12%
Prosperity Real Estate Investment Trust	1,066,641	356,515
The Link Real Estate Investment Trust	98,262	583,615
		940,130
Italy - 0.08%
Beni Stabili SpA	41,037	33,369

Japan - 5.34%
Activia Properties, Inc.	22	193,973
Daiwa Office Investment Corp.	98	518,126
Frontier Real Estate Investment Corp.	11	58,595
Fukuoka REIT Corp.	25	47,817
Japan Excellent, Inc.	54	72,757
Japan Prime Realty Investment Corp.	12	44,128
Japan Retail Fund Investment Corp.	17	35,658
Kenedix Realty Investment Corp.	199	1,101,083
Mori Hills REIT Investment Corp.	127	184,093
Orix JREIT, Inc.	29	38,805
United Urban Investment Corp.	48	77,427
		2,372,462
Netherlands - 1.50%
Corio NV	3,865	207,819
Eurocommercial Properties NV	1,318	64,813
Vastned Retail NV	6,571	319,718
Wereldhave NV	831	76,535
		668,885
New Zealand - 0.17%
Goodman Property Trust	79,087	74,422

Singapore - 1.43%
Cambridge Industrial Trust	246,448	139,117
CapitaCommercial Trust	18,175	24,716
Mapletree Logistics Trust	23,791	22,387
Starhill Global Real Estate Investment Trust	591,918	386,190
Suntec Real Estate Investment Trust	44,263	64,643
		637,053
South Africa - 0.72%
Capital Property Fund	27,600	30,922
SA Corporate Real Estate Fund Nominees Property Ltd.	669,460	266,121
Sycom Property Fund	8,708	23,667
		320,710
United Kingdom - 5.36%
Big Yellow Group PLC	55,704	487,524
British Land Co. PLC	27,346	332,071
Derwent London PLC	1,215	56,320
Great Portland Estates PLC	11,080	120,904
Hammerson PLC	34,295	346,205
Land Securities Group PLC	13,245	238,286
Segro PLC	11,059	67,990
Shaftesbury PLC	9,829	111,785
Workspace Group PLC	60,406	622,753
		2,383,838
United States - 54.17%
Agree Realty Corp.	11,588	342,194
Alexander's, Inc.	2,895	1,147,839
Alexandria Real Estate Equities Inc.	652	51,547
American Homes 4 Rent	2,874	51,387
American Realty Capital Properties, Inc.	6,482	85,303
Apartment Investment & Management Co.	26,249	899,553
Ashford Hospitality Trust, Inc.	3,125	36,219
Associated Estates Realty Corp.	10,264	189,884
AvalonBay Communities, Inc.	244	37,600
BioMed Realty Trust, Inc.	4,551	102,170
Camden Property Trust	708	52,987
Chesapeake Lodging Trust	43,994	1,355,455
CoreSite Realty Corp.	36,821	1,291,312
Cousins Properties, Inc.	16,700	211,923
DCT Industrial Trust, Inc.	10,115	80,414
DDR Corp.	2,893	52,710
DiamondRock Hospitality Co.	23,027	306,720
Duke Realty Corp.	1,954	36,344
DuPont Fabros Technology, Inc.	27,509	774,653
Empire State Realty Trust, Inc.	11,499	189,044
EPR Properties	722	41,089
Equity Residential	17,362	1,154,052
Essex Property Trust, Inc.	189	36,562
Federal Realty Investment Trust	1,579	197,028
Felcor Lodging Trust, Inc.	3,367	34,815
First Industrial Realty Trust, Inc.	2,739	49,850
General Growth Properties, Inc.	2,102	51,646
Geo Group, Inc.	1,205	45,091
Getty Realty Corp.	13,809	259,057
Glimcher Realty Trust	15,090	169,461
Government Properties Income Trust	6,833	164,129
Gramercy Property Trust, Inc.	66,631	412,446
Healthcare Trust of America, Inc.	5,802	72,235

Host Hotels & Resorts, Inc.	846	19,306
Hudson Pacific Properties, Inc.	1,438	38,610
Inland Real Estate Corp.	1,763	18,353
Kilroy Realty Corp.	578	36,558
Kimco Realty Corp.	1,564	36,738
LaSalle Hotel Properties	6,189	226,208
Liberty Property Trust	1,017	36,022
LTC Properties, Inc.	17,489	716,175
Macerich Co.	773	50,469
National Health Investors, Inc.	18,158	1,171,373
Parkway Properties, Inc.	15,669	325,132
Pebblebrook Hotel Trust	968	37,500
Pennsylvania Real Estate Investment Trust	53,370	1,075,939
Piedmont Office Realty Trust, Inc.	13,433	261,809
Post Properties, Inc.	22,423	1,233,713
Prologis, Inc.	993	40,653
Public Storage	1,021	178,859
QTS Realty Trust, Inc.	17,096	515,444
Ramco-Gershenson Properties Trust	3,515	59,614
Regency Centers Corp.	938	53,597
Retail Opportunity Investments Corp.	3,215	50,926
Retail Properties of America, Inc.	6,853	108,414
RLJ Lodging Trust	11,443	341,116
Ryman Hospitality Properties, Inc.	10,414	518,097
Sabra Health Care Real Estate Investment Trust, Inc.	34,474	981,820
Select Income Real Estate Investment Trust	11,298	315,214
Simon Property Group, Inc.	8,073	1,372,652
SL Green Realty Corp.	327	35,757
Sovran Self Storage, Inc.	15,935	1,231,297
STAG Industrial, Inc.	40,218	942,308
Starwood Waypoint Residential Trust (a)	9,972	276,025
Strategic Hotels & Resorts, Inc. (a)	4,585	54,470
Sunstone Hotel Investors, Inc.	3,052	44,468
Tanger Factory Outlet Centers, Inc.	1,060	37,005
Taubman Centers, Inc.	4,985	379,707
UDR, Inc.	1,215	36,353
Universal Health Realty Income Trust	1,653	73,013
Vornado Realty Trust	10,387	1,099,672
Washington Prime Group, Inc.	4,088	79,798
		24,092,903
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,995,111)		37,202,070

EXCHANGE-TRADED FUNDS - 0.40%
SPDR Dow Jones International Real Estate ETF	1,750	78,278
Vanguard Real Estate Investment Trust ETF	1,280	98,790
TOTAL EXCHANGE-TRADED FUNDS (Cost $176,753)		177,068

SHORT-TERM INVESTMENTS - 0.21%
Money Market Fund - 0.21%
Wells Fargo Advantage Government Money Market Fund	92,236	92,236
TOTAL SHORT-TERM INVESTMENTS (Cost $92,236)		92,236

Total Investments (Cost $40,264,179) - 98.44%		43,776,607
Other Assets in Excess of Liabilities - 1.56%		695,572
TOTAL NET ASSETS - 100.00%		$44,472,179

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
August 31, 2014 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2014 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Cost of Investments	$163,913,547	$99,150,579	$40,264,179
Gross unrealized appreciation	$57,861,320	$25,702,651	$4,029,718
Gross unrealized depreciation	(1,276,725)	(2,500,477)	(517,290)
Net unrealized appreciation (depreciation)	$56,584,595	$23,202,174	$3,512,428

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
For the Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, in the case of foreign securities, the occurance of certain events after the close of foreign markets, but prior to the time the Fund's net asset value ("NAV") is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.
If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 820 hierarchy. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

4.	Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$218,812,217	$-	$-	$218,812,217
Exchange Traded Funds	1,422,813	-	-	1,422,813
Total Equity	220,235,030	-	-	220,235,030

Short-Term Investments	263,112	-	-	263,112

Total Investment in Securities	$220,498,142	$-	$-	$220,498,142

There were no transfers between Level 1 and Level 2 for the Fund as of August 31, 2014.

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund held no Level 3 securities during the period ended August 31, 2014. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2014, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$301,437	$121,803,132	$-	$122,104,569
Exhange Traded Funds	86,723	-	-	86,723
Right	510	-	-	510
Total Equity	388,670	121,803,132	-	122,191,802

Short-Term Investments	160,951	-	-	160,951

Total Investment in Securities	$549,621	$121,803,132	$-	$122,352,753

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$13,744
Transfers out of Level 1	485,547
Net transfers in and/or out of Level 1	$499,291

Transfers into Level 2	$485,547
Transfers out of Level 2	13,744
Net transfers in and/or out of Level 2	$499,291

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended August 31, 2014. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2014, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$1,781,353	$4,523,880	$-	$6,305,233
Real Estate Investment Trusts*	27,906,953	9,295,117	-	37,202,070
Exchange Traded Funds	177,068	-	-	177,068
Total Equity	29,865,374	13,818,997	-	43,684,371

Short-Term Investments	92,236	-	-	92,236

Total Investment in Securities	$29,957,610	$13,818,997	$-	$43,776,607

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$1,572,544
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$1,572,544

Transfers into Level 2	$-
Transfers out of Level 2	1,572,544
Net transfers in and/or out of Level 2	$1,572,544

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended August 31, 2014. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2014, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date    October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date    October 16, 2014

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date    October 17, 2014

* Print the name and title of each signing officer under his or her signature.